Fair Value Measurements, Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Interest Rate Swaps [Member] Other Expense [Member] Derivatives Designated as Fair Value Hedges	Dec. 31, 2011 Interest Rate Swaps [Member] Other Expense [Member] Derivatives Designated as Fair Value Hedges	Dec. 31, 2012 Foreign Currency Exchange Contracts [Member] Cost of Revenues [Member] Derivatives Not Designated as Fair Value Hedges	Dec. 31, 2011 Foreign Currency Exchange Contracts [Member] Cost of Revenues [Member] Derivatives Not Designated as Fair Value Hedges	Dec. 31, 2012 Foreign Currency Exchange Contracts [Member] Other Expense [Member] Derivatives Not Designated as Fair Value Hedges	Dec. 31, 2011 Foreign Currency Exchange Contracts [Member] Other Expense [Member] Derivatives Not Designated as Fair Value Hedges	Dec. 31, 2012 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Other Current Assets [Member]	Dec. 31, 2011 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Other Current Assets [Member]	Dec. 31, 2012 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Accrued Expense [Member]	Dec. 31, 2011 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Accrued Expense [Member]	Dec. 31, 2011 Foreign Exchange Forward Contracts [Member]	May 19, 2011 Foreign Exchange Forward Contracts [Member]
Derivatives Fair Value [Line Items]
Notional Amount Of Derivatives	$ 719.0	$ 449.0												$ 2,340.0
Fair Value - Assets
Derivative Asset, Fair Value									1.6	0.9
Fair Value - Liabilities
Derivative Liability, Fair Value											0.8	1.2
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized			$ 0	$ 16.5	$ 3.0	$ 0	$ (10.4)	$ 47.2					$ 28.0